[LETTERHEAD OF PAUL HASTINGS LLP]

(212) 318-6063

thomaspeeney@paulhastings.com

November 4, 2011	77843.00003

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:	Brookfield Investment Funds (the “Trust”)
Registration Statement on Form N-1A
File Nos.: 333-174323 and 811-22558

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith is a copy of the Trust’s Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”).

The filing has been marked to show changes made since the filing of the Trust’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on October 4, 2011 (SEC Accession No. 0001104659-11-054759), reflecting oral comments we received from the Commission staff on October 28, 2011.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Thomas D. Peeney

Thomas D. Peeney
for PAUL HASTINGS LLP

Enclosures

TDP